Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	First Seacoast Bancorp, Inc.
Entity Central Index Key	0001943802
EBP 003 [Member]
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	First Seacoast Bancorp, Inc.
Entity Central Index Key	0001943802
Current Fiscal Year End Date	--12-31